Centre Funds

48 Wall Street, Suite 1100

New York, NY  10005

January 22, 2014

Mr. Derek Newman

U.S. Securities and Exchange Commission

Division of Investment Management

100 F Street, N.E.

Washington, DC  20549

Re:  Centre Funds (the “Trust”) (File Nos. 333-173306 and 811-22545)

Dear Mr. Newman:

Transmitted herewith pursuant to Rule 497(j) under the Securities Act of 1933, as amended, is certification that the Prospectus and Statement of Additional Information with respect to the Trust effective January 17, 2014, do not differ from those filed electronically in the Post-Effective Amendment No. 8 on January 17, 2014.

Sincerely,

/s/ James Abate

James Abate

President and Secretary